Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance (in shares) at Dec. 31, 2015		8,000	41,139,537
Beginning balance at Dec. 31, 2015	$ 2,498,835	$ 76,812	$ 41,140	$ 1,797,982	$ 584,486	$ (1,585)
Increase (Decrease) in Shareholders' Equity
Net income	186,777				186,777
Other comprehensive income (loss)	(24,450)					(24,450)
Cash dividends declared	(58,895)				(58,895)
Preferred stock dividends	(7,977)				(7,977)
Common stock issued under incentive plans, net of shares surrendered in payment (in shares)			264,605
Common stock issued under incentive plans, net of shares surrendered in payment	8,020		$ 264	7,756
Common stock issued (in shares)			3,593,750
Common stock issued	279,242		$ 3,594	275,648
Preferred stock issued (in shares)		5,750
Preferred stock issued	55,285	$ 55,285		0
Common stock repurchases (in shares)			(202,506)
Common stock repurchases	(11,666)		$ (203)	(11,463)
Share-based compensation cost	14,523			14,523
Ending balance (in shares) at Dec. 31, 2016		13,750	44,795,386
Ending balance at Dec. 31, 2016	2,939,694	$ 132,097	$ 44,795	2,084,446	704,391	(26,035)
Increase (Decrease) in Shareholders' Equity
Net income	142,413				142,413
Other comprehensive income (loss)	(11,721)					(11,721)
Cash dividends declared	(76,615)				(76,615)
Reclassification of AOCI to RE due to TJCA	0				8,132	(8,132)
Preferred stock dividends	(9,095)				(9,095)
Common stock issued under incentive plans, net of shares surrendered in payment (in shares)			366,582
Common stock issued under incentive plans, net of shares surrendered in payment	(515)		$ 367	(882)
Common stock issued (in shares)			6,100,000
Common stock issued	485,151		$ 6,100	479,051
Common stock issued for acquisitions (in shares)			2,610,304
Common stock issued for acquisitions	211,043		$ 2,610	208,433
Share-based compensation cost	16,436			16,436
Ending balance (in shares) at Dec. 31, 2017		13,750	53,872,272
Ending balance at Dec. 31, 2017	3,696,791	$ 132,097	$ 53,872	2,787,484	769,226	(45,888)
Increase (Decrease) in Shareholders' Equity
Net income	370,249				370,249
Other comprehensive income (loss)	3,138					3,138
Cash dividends declared	(87,317)				(87,317)
Preferred stock dividends	(9,095)				(9,095)
Common stock issued under incentive plans, net of shares surrendered in payment (in shares)			108,686
Common stock issued under incentive plans, net of shares surrendered in payment	(3,226)		$ 109	(3,335)
Common stock issued for acquisitions (in shares)			2,787,773
Common stock issued for acquisitions	214,659		$ 2,788	211,871
Common stock repurchases (in shares)			(1,972,500)
Common stock repurchases	(148,855)		$ (1,973)	(146,882)
Share-based compensation cost	20,278			20,278
Ending balance (in shares) at Dec. 31, 2018		13,750	54,796,231
Ending balance at Dec. 31, 2018	$ 4,056,277	$ 132,097	$ 54,796	$ 2,869,416	$ 1,042,718	$ (42,750)